Calculation of Net Income (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Net income attributable to holders of ordinary shares (numerator)	$ 22,193		$ 29,863		$ 21,508
Shares (denominator):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	43,103,190	[1]	40,298,060	[1]	38,389,495	[1]
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	45,248,469	[2]	43,406,080	[2]	41,576,217	[2]
Net income per ordinary share-basic	$ 0.51		$ 0.74		$ 0.56
Net income per ordinary share-diluted	$ 0.49		$ 0.69		$ 0.52

[1]	In 2010, the Company issued 2,140,148 ordinary shares for future delivery to employees and non-employees upon exercise of vested stock options or grant of nonvested shares. 1,211,897, 1,824,660 and 441,386 shares were transferred to the relevant employees in 2009, 2010 and 2011, respectively. Accordingly, the remaining shares outstanding during the years were excluded in computation of basic net income per share in 2009, 2010 and 2011.
[2]	The Group had securities outstanding which could potentially dilute basic net income per share in the future, but which were excluded from the computation of diluted net income per share in the years ended December 31, 2009, 2010 and 2011 as their effects would have been anti-dilutive. For the years of 2009, 2010 and 2011, such outstanding securities consisted of stock options of a weighted average number of 661,234, 91,684 and 1,237,975, respectively.